Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Financial Effect of Modifications of Financing Receivable (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Interest rate reduction | Consumer borrowers | Real estate loans | Maximum
Financing Receivable, Modifications [Line Items]
Interest rate reduction		3.90%
Interest rate reduction | Consumer borrowers | Real estate loans | Minimum
Financing Receivable, Modifications [Line Items]
Interest rate reduction		0.00%
Interest rate reduction | Consumer borrowers | Card loans | Maximum
Financing Receivable, Modifications [Line Items]
Interest rate reduction		12.60%
Interest rate reduction | Consumer borrowers | Card loans | Minimum
Financing Receivable, Modifications [Line Items]
Interest rate reduction		0.40%
Interest rate reduction | Consumer borrowers | Other | Maximum
Financing Receivable, Modifications [Line Items]
Interest rate reduction	16.80%	14.20%
Interest rate reduction | Consumer borrowers | Other | Minimum
Financing Receivable, Modifications [Line Items]
Interest rate reduction	11.90%	2.50%
Interest rate reduction | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas | Maximum
Financing Receivable, Modifications [Line Items]
Interest rate reduction	14.30%
Interest rate reduction | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas | Minimum
Financing Receivable, Modifications [Line Items]
Interest rate reduction	12.90%
Term extension | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Term extension		1 year
Term extension | Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Term extension		6 years 7 months 6 days
Term extension | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Term extension	2 years 4 months 24 days	4 years 9 months 18 days
Term extension | Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Term extension	2 years 7 months 6 days	6 months
Term extension | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Modifications [Line Items]
Term extension	1 year	7 months 6 days
Term extension | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Term extension	2 years 3 months 18 days	4 years 8 months 12 days
Term extension | Loans to Equity Method Investees
Financing Receivable, Modifications [Line Items]
Term extension	6 months
Principal forgiveness | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Principal forgiveness		¥ 1
Principal forgiveness | Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Principal forgiveness		92
Principal forgiveness | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Principal forgiveness		336
Principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Principal forgiveness	¥ 7	108
Principal forgiveness | Net investment in leases | Overseas
Financing Receivable, Modifications [Line Items]
Principal forgiveness		¥ 0